Consolidated Statement of Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance, Shares at Dec. 31, 2013	1,787,897	2,291,936
Beginning Balance, Amount at Dec. 31, 2013	$ 3,000	$ 2,000	$ 83,281,000	$ (89,467,000)
Issuance of stock options			162,000
Issuance of common stock for accrued expenses, shares		74,652
Issuance of common stock for accrued expenses, amount			103,000
Net loss				(23,489,000)
Ending Balance, Shares at Dec. 31, 2014	1,787,897	2,366,588
Ending Balance, Amount at Dec. 31, 2014	$ 3,000	$ 2,000	83,546,000	(112,956,000)
Issuance of stock options			220,000
Issuance of common stock for accrued expenses, shares		33,412
Issuance of common stock for accrued expenses, amount			246,000
Net loss				(32,726,000)
Ending Balance, Shares at Dec. 31, 2015	1,787,897	2,400,000
Ending Balance, Amount at Dec. 31, 2015	$ 3,000	$ 2,000	$ 84,012,000	$ (145,682,000)